UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/02/2001	05/02/2001	1.73%	5.47%	5.16%	4.09%
S&P/LSTA Leveraged Loan Index	—	—	2.31%	7.32%	6.39%	5.38%

% Total Annual Operating Expense Ratios[3]
						1.17%

Fund Profile

Top 10 Issuers (% of total investments)4

Valeant Pharmaceuticals International, Inc.	1.4%
Aramark Corporation	1.2
H.J. Heinz Company	1.1
HCA, Inc.	1.1
Intelsat Jackson Holdings Ltd.	1.1
Asurion LLC	1.0
Laureate Education, Inc.	0.9
First Data Corporation	0.9
NRG Energy, Inc.	0.9
Virgin Media Investment Holdings Limited	0.9

Total	10.5%

Top 10 Sectors (% of total investments)4

Health Care	13.4%
Business Equipment and Services	8.6
Electronics/Electrical	6.8
Chemicals and Plastics	4.7
Food Service	4.5
Food Products	4.5
Publishing	4.3
Cable and Satellite Television	4.2
Financial Intermediaries	4.1
Retailers (Except Food and Drug)	4.1

Total	59.2%

Credit Quality (% of loan holdings) 5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
	$1,000.00	$1,017.30	$5.80	1.16%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,019.00	$5.81	1.16%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. Expenses shown do not include insurance-related charges.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 93.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.0%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing May 20, 2020	$225	$224,859
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	397	395,429
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	341	341,883
Term Loan, 6.25%, Maturing November 2, 2018	155	154,987
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017	155	158,211
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	450	450,844
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	703	421,673
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018	922	923,350
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	771	776,186
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	2,986	2,969,216
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	709	711,458
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,715	2,690,112

		$10,218,208

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)	$55	$44,127

		$44,127

Automotive — 2.7%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$600	$597,750
Allison Transmission, Inc.
Term Loan, 3.20%, Maturing August 7, 2017	748	751,786
Term Loan, 4.25%, Maturing August 23, 2019	1,882	1,894,272
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	483	477,407
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019	660	660,206
Federal-Mogul Corporation
Term Loan, 2.13%, Maturing December 29, 2014	640	612,597
Term Loan, 2.13%, Maturing December 28, 2015	2,412	2,308,593

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	$951	$962,101
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	647	648,367
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	1,028	1,023,785
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	1,313	1,321,275
Tower International Inc.
Term Loan, 5.75%, Maturing April 16, 2020	450	452,250
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	422	426,031
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	1,521	1,515,863

		$13,652,283

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing May 1, 2020	$450	$448,819

		$448,819

Brokers, Dealers and Investment Houses — 0.1%
American Stock Transfer & Trust Company, LLC
Term Loan, Maturing June 11, 2020(4)	$375	$373,125

		$373,125

Building and Development — 0.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$675	$671,384
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020	175	175,021
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016	345	313,722
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,874	1,888,544
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020	249	250,778
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	150	149,563
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	718	718,960

		$4,167,972

5	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 8.3%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	$1,865	$1,877,592
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	855	856,852
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016	888	845,982
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	489	491,816
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	1,488	1,491,581
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	1,033	991,933
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	647	651,420
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	546	549,969
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,347	1,341,014
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	305	304,938
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018	77	77,767
Term Loan, 6.25%, Maturing October 23, 2018	320	324,030
Brickman Group Holdings Inc.
Term Loan, 4.00%, Maturing October 14, 2016	634	637,071
Term Loan, 4.00%, Maturing September 28, 2018	800	799,843
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	490	494,406
ClientLogic Corporation
Term Loan, 7.03%, Maturing January 30, 2017	1,132	1,129,426
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	249	249,527
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	248	248,435
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	995	993,134
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	244	245,544
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,011	934,569
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019	995	1,001,219
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	931	944,146

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020	$1,539	$1,541,698
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019	796	800,478
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	1,782	1,777,479
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019	373	373,825
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017	516	516,999
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020	350	348,833
ISS Holdings A/S
Term Loan, 3.03%, Maturing April 30, 2018	250	250,430
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	269	268,889
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	1,368	1,374,180
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	771	776,426
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,525	1,513,085
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	420	421,534
National CineMedia, LLC
Term Loan, 2.95%, Maturing November 26, 2019	250	248,906
Polarpak Inc.
Term Loan, Maturing June 8, 2020(4)	130	129,438
Power Team Services, LLC
Term Loan, 0.50%, Maturing May 6, 2020(5)	19	19,250
Term Loan, 4.25%, Maturing May 6, 2020	156	154,486
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018	2,084	2,089,577
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	273	276,008
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	647	651,597
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	342	341,840
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	575	574,041
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017	452	453,529
Term Loan, 4.00%, Maturing March 8, 2020	3,666	3,681,088

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017	$1,332	$1,338,392
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019	1,789	1,800,082
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018	3,085	3,090,168

		$42,294,472

Cable and Satellite Television — 4.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	$919	$922,179
BBHI Acquisition LLC
Term Loan, 5.25%, Maturing December 14, 2017	953	957,462
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018	198	198,487
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	2,296	2,285,688
Charter Communications Operating, LLC
Term Loan, Maturing April 10, 2020(4)	725	719,846
Term Loan, 3.00%, Maturing January 4, 2021	1,325	1,319,632
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	204	203,545
CSC Holdings, Inc.
Term Loan, 2.70%, Maturing April 17, 2020	1,825	1,809,031
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019	2,675	2,673,885
MCC Iowa LLC
Term Loan, 1.92%, Maturing January 30, 2015	1,889	1,887,720
Mediacom Communications Corp.
Term Loan, 3.25%, Maturing January 29, 2021	525	521,716
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	246	249,395
Sterling Entertainment Enterprises, LLC
Term Loan, 3.20%, Maturing December 28, 2017	400	393,000
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021	175	175,438
Term Loan, 3.25%, Maturing June 30, 2021	1,753	1,746,706
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 5, 2020	4,261	4,227,611
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019	498	496,671

		$20,788,012

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 3.9%
AI Chem & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$77	$76,958
Term Loan, 4.50%, Maturing October 3, 2019	148	148,323
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 25, 2020	1,400	1,395,030
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020	2,893	2,898,692
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017	1,161	1,170,725
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018	322	322,555
Huntsman International, LLC
Term Loan, 2.73%, Maturing April 19, 2017	1,180	1,184,819
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018	3,072	3,021,685
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020	400	399,250
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020	224	225,137
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,391	1,398,041
Oxea S.A.R.L.
Term Loan, Maturing November 22, 2019(4)	350	348,688
Term Loan - Second Lien, Maturing May 22, 2020(4)	500	498,275
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,067	2,071,162
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	550	539,688
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	2,050	2,063,179
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	52	52,738
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,192	2,149,024
WNA Holdings Inc.
Term Loan, Maturing May 15, 2020(4)	70	70,312

		$20,034,281

Clothing / Textiles — 0.0%(3)
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	$195	$196,037

		$196,037

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Conglomerates — 0.8%
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016	$931	$931,723
Term Loan, 5.50%, Maturing October 18, 2017	667	673,637
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	222	221,996
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	2,531	2,542,748

		$4,370,104

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015	$1,779	$1,779,786
Term Loan, 3.50%, Maturing February 7, 2020	1,172	1,160,672
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	1,318	1,324,967
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	224	224,622
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	198	198,743
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	1,712	1,718,839
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	298	299,239

		$6,706,868

Cosmetics / Toiletries — 0.4%
Bausch & Lomb, Inc.
Term Loan, 4.00%, Maturing May 17, 2019	$1,411	$1,414,480
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	490	492,710

		$1,907,190

Drugs — 0.6%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	$1,027	$1,027,346
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	596	592,796
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	82	81,793
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	264	264,770
Term Loan, 4.25%, Maturing March 15, 2018	607	608,213
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	478	479,282

		$3,054,200

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	$3,234	$3,227,687
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	249	249,838

		$3,477,525

Electronics / Electrical — 6.5%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 9, 2019	$694	$696,671
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	1,193	1,196,598
Attachmate Corporation
Term Loan, 7.27%, Maturing November 22, 2017	1,756	1,764,583
Blue Coat Systems, Inc.
Term Loan, Maturing May 31, 2019(4)	500	499,375
Term Loan - Second Lien, Maturing June 19, 2020(4)	450	450,000
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	1,466	1,471,291
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	425	422,477
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	629	626,893
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	1,274	1,278,079
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	980	979,114
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020	225	225,750
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	1,596	1,585,527
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	174	174,212
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	3,157	3,180,773
Term Loan, 3.75%, Maturing May 29, 2020	250	249,188
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	998	1,001,864
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	670	674,753
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	624	627,724
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,271	1,291,930
Term Loan, 4.75%, Maturing January 11, 2020	945	959,823

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Pact Group Pty Ltd.
Term Loan, 3.75%, Maturing May 29, 2020	$800	$797,000
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	374	373,127
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	3,591	3,609,452
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	85	85,064
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	610	616,624
Serena Software, Inc.
Term Loan, 4.19%, Maturing March 10, 2016	1,648	1,639,814
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	970	967,824
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	263	264,305
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,076	1,080,174
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	54	54,072
Term Loan, 3.50%, Maturing June 7, 2019	524	522,698
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	623	623,048
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,147	1,136,609
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	299	302,243
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	96	95,950
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	499	500,205
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	854	863,176
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	450	450,563

		$33,338,573

Equipment Leasing — 0.3%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	$1,458	$1,452,865

		$1,452,865

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries — 3.8%
Allflex Holdings II, Inc.
Term Loan, Maturing June 11, 2020(4)	$350	$350,729
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	400	401,120
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	1,032	1,029,788
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	274	276,703
First Data Corporation
Term Loan, 4.19%, Maturing March 24, 2017	500	490,875
Term Loan, 4.19%, Maturing March 23, 2018	2,830	2,764,087
Term Loan, 4.19%, Maturing September 24, 2018	1,125	1,098,703
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	933	931,098
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	332	333,287
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	408	411,509
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	600	597,000
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	440	435,765
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	375	373,477
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	250	249,479
Term Loan, 3.25%, Maturing March 29, 2019	1,930	1,927,501
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	319	322,890
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	947	949,490
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 20, 2020	224	224,718
Nuveen Investments, Inc.
Term Loan, 4.20%, Maturing May 13, 2017	1,765	1,759,995
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,621	1,633,500
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016	642	598,433
RPI Finance Trust
Term Loan, 4.00%, Maturing November 9, 2018	416	417,098
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017	448	449,059
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,094	1,101,161

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Weather Channel
Term Loan - Second Lien, 7.00%, Maturing December 11, 2020	$375	$379,687

		$19,507,152

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$623	$628,373
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019	645	647,283
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	2,949	2,942,742
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020	898	895,692
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	5,550	5,556,577
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	733	740,047
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,957	2,953,790
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,202	1,215,168
Mill US Acquisition LLC
Term Loan, Maturing May 22, 2020(4)	550	547,594
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,733,322
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,045	2,036,994

		$21,897,582

Food Service — 4.3%
Aramark Corporation
Term Loan, 3.69%, Maturing July 26, 2016	$48	$48,546
Term Loan, 3.69%, Maturing July 26, 2016	216	216,815
Term Loan, 3.78%, Maturing July 26, 2016	898	902,351
Term Loan, 3.78%, Maturing July 26, 2016	3,285	3,296,814
Term Loan, 4.00%, Maturing September 9, 2019	1,325	1,330,962
Buffets, Inc.
Term Loan, 0.16%, Maturing April 22, 2015(2)	84	84,392
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019	1,017	1,022,944
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017	1,114	1,117,696

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Service (continued)
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020	$2,329	$2,327,709
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018	1,829	1,833,811
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018	319	322,830
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	1,268	1,264,728
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019	199	201,105
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018	324	326,011
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019	3,475	3,450,675
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020	3,300	3,286,579
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019	1,163	1,161,522

		$22,195,490

Food / Drug Retailers — 1.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016	$226	$226,439
Term Loan, 4.75%, Maturing March 21, 2019	148	146,833
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018	2,920	2,918,464
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019	223	224,150
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020	1,272	1,272,766
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	254,844
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019	1,495	1,488,360

		$6,531,856

Health Care — 12.6%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	$222	$223,632
Term Loan, 4.25%, Maturing June 30, 2017	246	248,097
Term Loan, 4.25%, Maturing June 30, 2017	1,179	1,184,895
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	199	197,256

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 0.50%, Maturing June 3, 2019(5)	$124	$124,196
Term Loan, 4.25%, Maturing June 3, 2019	526	526,848
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020	297	296,257
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	771	775,302
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019	224	225,134
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 15, 2018	321	319,600
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017	3,278	3,270,503
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016	2,244	2,236,976
Term Loan, 4.25%, Maturing September 15, 2017	746	744,384
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019	1,065	1,073,149
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	77	77,182
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	487	489,517
Community Health Systems, Inc.
Term Loan, 3.77%, Maturing January 25, 2017	3,233	3,240,845
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	524	528,065
CRC Health Corporation
Term Loan, 4.70%, Maturing November 16, 2015	1,443	1,447,100
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019	1,542	1,547,890
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,387	1,399,519
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	981	943,603
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	744	742,461
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,401	1,400,380
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	1,295	1,303,307
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017	5,147	5,128,727
Term Loan, 2.95%, Maturing May 1, 2018	425	423,805
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	4,098	4,097,662

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	$918	$922,294
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	807	807,115
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,340	1,323,509
Term Loan, 7.75%, Maturing May 15, 2018	333	328,696
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	489	485,489
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	992	994,355
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	248	253,708
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	244	244,109
Medpace, Inc.
Term Loan, 5.50%, Maturing June 16, 2017	308	308,596
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	1,565	1,572,204
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	271	272,779
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	913	914,865
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	448	450,362
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	1,550	1,531,110
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	2,861	2,870,757
Physiotherapy Associates Holdings, Inc.
Term Loan, 8.00%, Maturing April 30, 2018	248	241,111
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	844	845,708
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	551	552,050
Select Medical Corporation
Term Loan, 3.55%, Maturing February 13, 2016	423	425,518
Term Loan, 4.00%, Maturing June 1, 2018	680	683,879
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	297	298,246
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	977	972,896
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	175	176,256

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 20, 2019	$225	$223,641
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	711	713,520
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	819	816,765
Universal Health Services, Inc.
Term Loan, 2.44%, Maturing November 15, 2016	1,014	1,017,309
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	2,902	2,883,355
Term Loan, 3.50%, Maturing December 11, 2019	995	989,093
Term Loan, Maturing June 24, 2020(4)	2,750	2,748,773
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	983	987,790
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017	622	620,320
Term Loan, 4.45%, Maturing April 3, 2017	1,699	1,693,234

		$64,385,704

Home Furnishings — 0.3%
Oreck Corporation
Term Loan - Second Lien, 3.77%, Maturing March 19, 2016(2)	$93	$73,446
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	798	800,993
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	767	761,919

		$1,636,358

Industrial Equipment — 1.8%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018	$172	$172,615
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing February 1, 2020	1,847	1,850,472
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019	299	298,873
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020	925	919,508
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018	474	475,833
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	1,480	1,481,875
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	61	61,522

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	$339	$342,494
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018	1,345	1,345,640
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	425	426,063
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	372	374,441
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	968	962,160
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017	261	264,027

		$8,975,523

Insurance — 2.5%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	$1,741	$1,745,875
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	448	449,541
Applied Systems, Inc.
Term Loan, 4.25%, Maturing June 8, 2017	496	498,288
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	4,801	4,767,869
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	1,045	1,048,178
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	275	277,291
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	473	474,710
Hub International Limited
Term Loan, 3.70%, Maturing June 13, 2017	3,073	3,079,306
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	350	350,656

		$12,691,714

Leisure Goods / Activities / Movies — 3.5%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	$1,297	$1,296,102
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,603,359
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	746	749,701
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	518	524,896

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	$425	$425,797
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	599	598,874
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	250	251,400
Hoyts Group Holdings LLC
Term Loan, 4.00%, Maturing May 22, 2020	250	250,000
Kasima, LLC
Term Loan, 3.25%, Maturing May 14, 2021	525	519,094
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	173	174,548
Regal Cinemas, Inc.
Term Loan, 2.72%, Maturing August 23, 2017	2,535	2,538,962
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(2)	396	330,792
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)	1,900	1,879,982
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,540	1,532,169
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	1,650	1,662,488
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	426	429,968
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,550	1,542,896
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	1,493	1,485,037

		$17,796,065

Lodging and Casinos — 1.4%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	$482	$483,322
Caesars Entertainment Operating Company
Term Loan, 5.44%, Maturing January 26, 2018	1,155	1,023,502
Four Seasons Holdings Inc.
Term Loan, Maturing June 27, 2020(4)	400	401,500
Las Vegas Sands LLC
Term Loan, 2.70%, Maturing November 23, 2016	1,084	1,083,459
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,940	1,927,396
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	665	669,381

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	$272	$272,326
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 15, 2020	150	150,375
Seminole Tribe of Florida
Term Loan, 3.03%, Maturing April 29, 2020	350	349,781
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	691	698,163
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	267	269,437

		$7,328,642

Nonferrous Metals / Minerals — 2.8%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,425	$1,381,359
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	1,956	1,949,401
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	274	281,562
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	2,407	2,413,522
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	200	200,250
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	494	483,875
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,689	2,701,467
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	1,595	1,598,231
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	570	547,584
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	2,603	2,564,568

		$14,121,819

Oil and Gas — 2.0%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$771	$770,161
Citgo Petroleum Corporation
Term Loan, 9.00%, Maturing June 23, 2017	1,061	1,085,243
Crestwood Holdings LLC
Term Loan, Maturing May 24, 2019(4)	510	514,463
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	585	587,971

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	$454	$439,403
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,258	3,252,356
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	250	249,375
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	1,425	1,425,000
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 25, 2019	79	78,743
Term Loan, 5.00%, Maturing September 25, 2019	129	128,917
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	565	570,045
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	898	897,109

		$9,998,786

Publishing — 3.9%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing June 6, 2019	$399	$397,005
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	1,660	1,655,469
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,358	3,331,680
Instant Web, Inc.
Term Loan, 3.57%, Maturing August 7, 2014	73	52,831
Term Loan, 3.57%, Maturing August 7, 2014	704	506,809
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	2,182	2,174,813
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018	299	301,112
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	4,449	4,452,145
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	424	418,744
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014	144	144,551
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	374	375,621
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014	324	277,439
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014	116	111,369

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing (continued)
Nielsen Finance LLC
Term Loan, 2.94%, Maturing May 2, 2016	$2,385	$2,395,384
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(2)(6)	413	0
Term Loan - Second Lien, 10.75%, Maturing August 19, 2013(2)(6)	442	266,629
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	30	29,676
Term Loan, 8.00%, Maturing September 29, 2014	112	108,901
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	2,836	2,861,720

		$19,861,898

Radio and Television — 2.3%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016	$154	$140,795
Term Loan, 6.95%, Maturing January 30, 2019	453	413,955
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	2,023	2,032,930
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018	215	217,846
Entravision Communications Corporation
Term Loan, 0.50%, Maturing May 29, 2020(5)	375	370,781
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017	993	1,004,900
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	241	242,949
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	246	248,354
Local TV Finance, LLC
Term Loan, 4.20%, Maturing May 7, 2015	822	828,015
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019	200	201,571
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019	473	478,566
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020	1,400	1,397,084
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	441	445,410
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020	224	224,438
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 2, 2020	499	490,289
Term Loan, 4.50%, Maturing March 2, 2020	2,796	2,775,518

		$11,513,401

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) — 3.9%
99 Cents Only Stores
Term Loan, 5.26%, Maturing January 11, 2019	$989	$992,695
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020	1,097	1,086,849
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	622	624,402
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019	322	325,456
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018	577	577,158
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing November 14, 2017	471	475,680
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018	1,781	1,775,518
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,117	2,117,854
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,275	1,272,742
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018	395	396,975
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018	2,975	2,969,190
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019	249	249,061
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019	746	745,551
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018	224	225,697
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,487	1,488,965
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018	844	831,552
Term Loan, 4.25%, Maturing August 7, 2019	273	269,782
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017	796	789,433
Term Loan, 4.45%, Maturing January 31, 2017	968	961,827
Softlayer Technologies, Inc.
Term Loan, 7.75%, Maturing November 5, 2016	264	267,077
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	594	569,338
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	572	573,555
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018	313	312,617

		$19,898,974

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 2.6%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014	$521	$529,747
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017	3,378	3,364,409
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,975	3,991,150
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,340	1,339,197
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	1,803	1,798,773
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	275	275,000
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013	400	397,625
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	152	151,291
Waupaca Foundry, Inc.
Term Loan, 4.79%, Maturing June 29, 2017	940	940,283
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	298	297,006

		$13,084,481

Surface Transport — 0.9%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	$299	$298,596
Hertz Corporation, (The)
Term Loan, 2.75%, Maturing March 9, 2018	1,000	988,750
Term Loan, 3.00%, Maturing March 11, 2018	1,147	1,143,572
Term Loan, 3.75%, Maturing March 11, 2018	896	899,139
Swift Transportation Co. Inc.
Term Loan, 2.94%, Maturing December 21, 2016	689	693,947
Term Loan, 4.00%, Maturing December 21, 2017	593	598,012

		$4,622,016

Telecommunications — 3.1%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	$574	$570,456
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	200	199,500
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	249	247,506
Term Loan, 4.75%, Maturing March 9, 2020	1,600	1,588,333
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019	813	811,804

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018	$5,355	$5,373,376
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019	374	375,231
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	162	162,984
Term Loan, 3.75%, Maturing September 27, 2019	73	73,497
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	675	674,719
Term Loan, 5.00%, Maturing April 23, 2019	891	895,177
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	3,846	3,852,284
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	491	492,581
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	446	447,129

		$15,764,577

Utilities — 3.2%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	$1,323	$1,328,613
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	575	570,379
Term Loan, 3.25%, Maturing January 31, 2022	225	223,228
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	466	465,907
Term Loan, 4.00%, Maturing April 2, 2018	2,786	2,787,368
Term Loan, 4.00%, Maturing October 9, 2019	422	421,615
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(4)	2,800	2,815,241
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	538	536,442
Equipower Resources Holdings LLC
Term Loan, Maturing December 15, 2020(4)	300	298,500
Expera Specialty Solutions, LLC
Term Loan, Maturing December 21, 2018(4)	300	297,750
LSP Madison Funding, LLC
Term Loan, 5.58%, Maturing June 28, 2019	277	278,919
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	4,376	4,341,587
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018	249	249,994

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.72%, Maturing October 10, 2017	$2,261	$1,589,639

		$16,205,182

Total Senior Floating-Rate Interests (identified cost $475,374,598)		$474,541,881

Corporate Bonds & Notes — 2.2%

Security	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20(7)	$475	$476,187
6.625%, 4/15/20	1,000	1,002,500
Ineos Finance PLC
8.375%, 2/15/19(7)	575	630,344
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)	725	696,000

		$2,805,031

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,944,250
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)	225	219,375

		$2,163,625

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(7)	$650	$664,625

		$664,625

Health Care — 0.2%
Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,068,375

		$1,068,375

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(7)(8)	$39	$31,352

		$31,352

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	$1,125	$1,063,828
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(7)	625	600,000

		$1,663,828

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19(7)	$181	$176,475
Univision Communications, Inc.
6.75%, 9/15/22(7)	425	448,375

		$624,850

Telecommunications — 0.2%
Lynx I Corp.
5.375%, 4/15/21(7)	$500	$505,000
Wind Acquisition Finance SA
6.50%, 4/30/20(7)	250	249,375

		$754,375

Utilities — 0.3%
Calpine Corp.
7.875%, 1/15/23(7)	$1,327	$1,433,160

		$1,433,160

Total Corporate Bonds & Notes (identified cost $11,067,641)		$11,209,221

Common Stocks — 0.7%

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(8)(9)	15,250	$541,375

		$541,375

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2)(8)(9)	776	$5,044

		$5,044

Home Furnishings — 0.0%
Oreck Corp.(2)(8)(9)	1,658	$0

		$0

Security	Shares	Value

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(2)(8)(9)	41,797	$543,362
Tropicana Entertainment, Inc.(2)(8)(9)	71,982	1,124,719

		$1,668,081

Publishing — 0.3%
ION Media Networks, Inc.(2)(8)	399	$252,886
MediaNews Group, Inc.(2)(8)(9)	45,600	956,691
Source Interlink Companies, Inc.(2)(8)(9)	1,145	0

		$1,209,577

Total Common Stocks (identified cost $2,595,591)		$3,424,077

Total Investments — 96.0% (identified cost $489,037,830)		$489,175,179

Less Unfunded Loan Commitments — (0.1)%		$(518,254)

Net Investments — 95.9% (identified cost $488,519,576)		$488,656,925

Other Assets, Less Liabilities — 4.1%		$20,780,354

Net Assets — 100.0%		$509,437,279

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor in Possession

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categoried as Level 3 (See Note 11).

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after June 30, 2013, at which time the interest rate will be determined.

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $6,130,268 or 1.2% of the Fund’s net assets.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investments, at value (identified cost, $488,519,576)	$488,656,925
Cash	43,008,248
Interest receivable	1,436,268
Receivable for investments sold	2,128,373
Receivable for Fund shares sold	1,073,490
Prepaid expenses	21,909
Total assets	$536,325,213

Liabilities
Payable for investments purchased	$25,810,640
Payable for Fund shares redeemed	526,465
Payable to affiliates:
Investment adviser fee	235,637
Distribution fees	102,451
Trustees’ fees	4,198
Payable for shareholder servicing fees	143,495
Accrued expenses	65,048
Total liabilities	$26,887,934
Net Assets	$509,437,279

Sources of Net Assets
Paid-in capital	$501,408,690
Accumulated net realized gain	4,621,557
Accumulated undistributed net investment income	3,269,683
Net unrealized appreciation	137,349
Total	$509,437,279

Net Asset Value, Offering Price and Redemption Price Per Share
($509,437,279 ÷ 53,942,696 shares of beneficial interest outstanding)	$9.44

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Interest and other income	$11,223,366
Dividends	13,454
Total investment income	$11,236,820

Expenses
Investment adviser fee	$1,338,378
Distribution fees	581,903
Shareholder servicing fees	553,557
Trustees’ fees and expenses	8,491
Custodian fee	134,868
Transfer and dividend disbursing agent fees	5,928
Legal and accounting services	38,195
Printing and postage	8,266
Miscellaneous	37,169
Total expenses	$2,706,755
Deduct —
Reduction of custodian fee	$6,552
Total expense reductions	$6,552

Net expenses	$2,700,203

Net investment income	$8,536,617

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,362,590
Net realized gain	$1,362,590
Change in unrealized appreciation (depreciation) —
Investments	$(2,907,485)
Net change in unrealized appreciation (depreciation)	$(2,907,485)

Net realized and unrealized loss	$(1,544,895)

Net increase in net assets from operations	$6,991,722

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$8,536,617	$16,885,406
Net realized gain from investment transactions	1,362,590	3,296,463
Net change in unrealized appreciation (depreciation) from investments	(2,907,485)	8,016,340
Net increase in net assets from operations	$6,991,722	$28,198,209
Distributions to shareholders —
From net investment income	$(8,530,402)	$(16,865,273)
From net realized gain	—	(4,632,085)
Total distributions to shareholders	$(8,530,402)	$(21,497,358)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$109,199,908	$100,099,634
Net asset value of shares issued to shareholders in payment of distributions declared	8,530,402	21,497,358
Cost of shares redeemed	(26,652,568)	(63,091,437)
Net increase in net assets from Fund share transactions	$91,077,742	$58,505,555

Net increase in net assets	$89,539,062	$65,206,406

Net Assets
At beginning of period	$419,898,217	$354,691,811
At end of period	$509,437,279	$419,898,217

Accumulated undistributed net investment income included in net assets
At end of period	$3,269,683	$3,263,468

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Financial Highlights

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.460		$9.300	$9.460	$9.050	$6.580	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.173		$0.396	$0.399	$0.369	$0.399	$0.501
Net realized and unrealized gain (loss)	(0.020)		0.270	(0.161)	0.442	2.467	(3.006)

Total income (loss) from operations	$0.153		$0.666	$0.238	$0.811	$2.866	$(2.505)

Less Distributions
From net investment income	$(0.173)		$(0.396)	$(0.398)	$(0.401)	$(0.396)	$(0.495)
From net realized gain	—		(0.110)	—	—	—	—

Total distributions	$(0.173)		$(0.506)	$(0.398)	$(0.401)	$(0.396)	$(0.495)

Net asset value — End of period	$9.440		$9.460	$9.300	$9.460	$9.050	$6.580

Total Return(2)	1.73	%(3)	7.33%	2.54%	9.12%	44.29%	(27.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$509,437		$419,898	$354,692	$354,097	$1,232,209	$619,917
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.16	%(4)	1.16%	1.17%	1.15%	1.15%	1.20%
Expenses after custodian fee reduction	1.16	%(4)	1.16%	1.17%	1.15%	1.15%	1.19%
Net investment income	3.66	%(4)	4.21%	4.24%	3.98%	4.82%	5.80%
Portfolio Turnover	23	%(3)	42%	53%	35%	26%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

23

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2013, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2013, the investment adviser fee amounted to $1,338,378 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2013 amounted to $581,903. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for

24

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2013, shareholder servicing fees were equivalent to 0.24% per annum of the Fund’s average daily net assets and amounted to $553,557.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $188,155,310 and $102,332,876, respectively, for the six months ended June 30, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	11,477,153	10,649,263
Issued to shareholders electing to receive payments of distributions in Fund shares	896,488	2,289,228
Redemptions	(2,796,409)	(6,712,862)

Net increase	9,577,232	6,225,629

At June 30, 2013, separate accounts of 2 insurance companies each owned more than 10% of the outstanding shares of the Fund aggregating 84%.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$488,521,907

Gross unrealized appreciation	$3,421,811
Gross unrealized depreciation	(3,286,793)

Net unrealized appreciation	$135,018

9  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

25

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

10  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$472,802,568	$1,221,059	$474,023,627
Corporate Bonds & Notes	—	11,177,869	31,352	11,209,221
Common Stocks	—	541,375	2,882,702	3,424,077

Total Investments	$—	$484,521,812	$4,135,113	$488,656,925

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2013 is not presented.

At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing the special considerations relevant to investing in senior floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance VT Floating-Rate Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Floating-Rate Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939-8/13	VTFRHSRC

Eaton Vance

VT Large-Cap Value Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective(s), risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

VT Large-Cap Value Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Performance1,2

Portfolio Managers Michael R. Mach, CFA, Stephen J. Kaszynski, CFA, John D. Crowley and Matthew F. Beaudry, CMFC, CIMA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	03/30/2007	03/30/2007	13.20%	20.81%	3.19%	2.35%
Russell 1000 Value Index	03/30/2007	03/30/2007	15.90%	25.32%	6.67%	2.64%

% Total Annual Operating Expense Ratios[3]
Gross						1.36%
Net						1.30

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Wells Fargo & Co.	3.0%
JPMorgan Chase & Co.	3.0
Chevron Corp.	2.9
Citigroup, Inc.	2.9
Occidental Petroleum Corp.	2.6
Pfizer, Inc.	2.5
PNC Financial Services Group, Inc. (The)	2.4
General Electric Co.	2.2
Union Pacific Corp.	2.1
Merck & Co., Inc.	2.1

Total	25.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. A large redemption from the Fund on 9/30/10 positively impacted performance for the since inception period.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)		Annualized Expense Ratio
Actual
	$1,000.00	$1,132.00	$6.87	**	1.30%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,018.30	$6.51	**	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. Expenses shown do not include insurance-related charges.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value

Aerospace & Defense — 3.6%
Boeing Co. (The)	7,061	$723,329
Honeywell International, Inc.	7,228	573,469
United Technologies Corp.	7,301	678,555

		$1,975,353

Biotechnology — 1.5%
Gilead Sciences, Inc.(1)	16,115	$825,249

		$825,249

Capital Markets — 3.9%
Goldman Sachs Group, Inc. (The)	3,772	$570,515
Invesco, Ltd.	17,492	556,245
Morgan Stanley	43,855	1,071,378

		$2,198,138

Chemicals — 2.4%
E.I. du Pont de Nemours & Co.	8,169	$428,872
LyondellBasell Industries NV, Class A	13,464	892,125

		$1,320,997

Commercial Banks — 8.7%
KeyCorp	37,600	$415,104
PNC Financial Services Group, Inc. (The)	18,388	1,340,853
Regions Financial Corp.	86,271	822,163
SunTrust Banks, Inc.	18,371	579,972
Wells Fargo & Co.	40,881	1,687,159

		$4,845,251

Communications Equipment — 1.0%
Cisco Systems, Inc.	22,940	$557,671

		$557,671

Computers & Peripherals — 1.5%
EMC Corp.	34,388	$812,245

		$812,245

Consumer Finance — 2.9%
American Express Co.	10,842	$810,548
Discover Financial Services	16,751	798,018

		$1,608,566

Security	Shares	Value

Diversified Financial Services — 5.9%
Citigroup, Inc.	33,282	$1,596,537
JPMorgan Chase & Co.	31,644	1,670,487

		$3,267,024

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	19,895	$704,283
Verizon Communications, Inc.	14,456	727,715

		$1,431,998

Electric Utilities — 3.0%
American Electric Power Co., Inc.	15,547	$696,195
NextEra Energy, Inc.	12,120	987,537

		$1,683,732

Electrical Equipment — 0.7%
Eaton Corp. PLC	5,768	$379,592

		$379,592

Energy Equipment & Services — 1.8%
National Oilwell Varco, Inc.	7,228	$498,009
Schlumberger, Ltd.	7,228	517,959

		$1,015,968

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	16,767	$958,737

		$958,737

Food Products — 2.1%
Kraft Foods Group, Inc.	5,841	$326,337
Mondelez International, Inc., Class A	12,093	345,013
Nestle SA	7,811	512,561

		$1,183,911

Health Care Equipment & Supplies — 1.8%
Covidien PLC	7,125	$447,735
Stryker Corp.	8,761	566,661

		$1,014,396

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	7,133	$398,235

		$398,235

5	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 2.2%
General Electric Co.	52,994	$1,228,931

		$1,228,931

Insurance — 5.4%
ACE, Ltd.	7,228	$646,761
Aflac, Inc.	12,667	736,206
MetLife, Inc.	11,064	506,289
Travelers Companies, Inc. (The)	12,302	983,176
XL Group PLC	5,246	159,059

		$3,031,491

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	577	$507,974

		$507,974

IT Services — 1.2%
International Business Machines Corp.	3,614	$690,672

		$690,672

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	6,846	$579,377

		$579,377

Machinery — 2.1%
Caterpillar, Inc.	10,107	$833,727
Deere & Co.	4,381	355,956

		$1,189,683

Media — 3.0%
Comcast Corp., Class A	16,458	$689,261
Walt Disney Co. (The)	15,401	972,573

		$1,661,834

Multi-Utilities — 1.9%
Sempra Energy	12,955	$1,059,201

		$1,059,201

Multiline Retail — 1.8%
Dollar General Corp.(1)	5,610	$282,912
Macy’s, Inc.	14,861	713,328

		$996,240

Security	Shares	Value

Oil, Gas & Consumable Fuels — 13.4%
Anadarko Petroleum Corp.	7,228	$621,102
Chevron Corp.	13,819	1,635,340
ConocoPhillips	16,610	1,004,905
EOG Resources, Inc.	6,388	841,172
Marathon Oil Corp.	27,926	965,681
Occidental Petroleum Corp.	16,330	1,457,126
Phillips 66	16,245	956,993

		$7,482,319

Pharmaceuticals — 8.1%
Merck & Co., Inc.	24,684	$1,146,572
Pfizer, Inc.	49,287	1,380,529
Roche Holding AG PC	3,797	942,404
Sanofi	7,301	754,781
Shire PLC ADR	3,281	312,056

		$4,536,342

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	4,928	$664,836
Boston Properties, Inc.	4,016	423,568
Public Storage, Inc.	2,920	447,724

		$1,536,128

Road & Rail — 2.1%
Union Pacific Corp.	7,508	$1,158,334

		$1,158,334

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	22,646	$548,486

		$548,486

Software — 2.8%
Microsoft Corp.	29,662	$1,024,229
Oracle Corp.	16,608	510,198

		$1,534,427

Specialty Retail — 0.5%
Lowe’s Companies, Inc.	7,228	$295,625

		$295,625

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	9,573	$546,523

		$546,523

6	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Value

Total Common Stocks (identified cost $44,893,584)	$54,060,650

Total Investments — 97.0% (identified cost $44,893,584)	$54,060,650

Other Assets, Less Liabilities — 3.0%	$1,663,627

Net Assets — 100.0%	$55,724,277

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

7	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investments, at value (identified cost, $44,893,584)	$54,060,650
Cash	1,545,945
Dividends receivable	91,791
Receivable for investments sold	624,737
Tax reclaims receivable	17,590
Receivable from affiliate	2,980
Total assets	$56,343,693

Liabilities
Payable for investments purchased	$524,012
Payable for Fund shares redeemed	13,993
Payable to affiliates:
Investment adviser fee	28,974
Distribution fees	11,590
Trustees’ fees	598
Payable for shareholder servicing fees	9,561
Accrued expenses	30,688
Total liabilities	$619,416
Net Assets	$55,724,277

Sources of Net Assets
Paid-in capital	$49,807,900
Accumulated net realized loss	(3,516,198)
Accumulated undistributed net investment income	265,975
Net unrealized appreciation	9,166,600
Net Assets	$55,724,277

Net Asset Value, Offering Price and Redemption Price Per Share
($55,724,277 ÷ 5,327,036 shares of beneficial interest outstanding)	$10.46

8	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $12,185)	$605,610
Total investment income	$605,610

Expenses
Investment adviser fee	$163,166
Distribution fees	65,266
Shareholder servicing fees	51,546
Trustees’ fees and expenses	1,144
Custodian fee	27,898
Transfer and dividend disbursing agent fees	5,928
Legal and accounting services	22,407
Printing and postage	4,757
Miscellaneous	3,154
Total expenses	$345,266
Deduct —
Allocation of expenses to affiliate	$4,909
Reduction of custodian fee	487
Total expense reductions	$5,396

Net expenses	$339,870

Net investment income	$265,740

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,118,149
Foreign currency transactions	22
Net realized gain	$2,118,171
Change in unrealized appreciation (depreciation) —
Investments	$3,894,163
Foreign currency	(308)
Net change in unrealized appreciation (depreciation)	$3,893,855

Net realized and unrealized gain	$6,012,026

Net increase in net assets from operations	$6,277,766

9	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$265,740	$679,676
Net realized gain from investment and foreign currency transactions	2,118,171	2,811,622
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,893,855	4,767,275
Net increase in net assets from operations	$6,277,766	$8,258,573
Distributions to shareholders —
From net investment income	$—	$(678,124)
Tax return of capital	—	(2,402)
Total distributions to shareholders	$—	$(680,526)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$5,678,867	$2,335,209
Reinvestment of distributions	—	674,031
Cost of shares redeemed	(5,233,974)	(21,588,466)
Net increase (decrease) in net assets from Fund share transactions	$444,893	$(18,579,226)

Net increase (decrease) in net assets	$6,722,659	$(11,001,179)

Net Assets
At beginning of period	$49,001,618	$60,002,797
At end of period	$55,724,277	$49,001,618

Accumulated undistributed net investment income included in net assets
At end of period	$265,975	$235

10	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Financial Highlights

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011	2010		2009		2008
Net asset value — Beginning of period	$9.240		$8.140		$8.770	$8.000		$6.820		$10.630

Income (Loss) From Operations
Net investment income	$0.050		$0.129		$0.107	$0.467		$0.074	(1)	$0.105	(1)
Net realized and unrealized gain (loss)	1.170		1.101		(0.631)	0.768	(2)	1.158		(3.812)

Total income (loss) from operations	$1.220		$1.230		$(0.524)	$1.235		$1.232		$(3.707)

Less Distributions
From net investment income	$—		$(0.130)		$(0.106)	$(0.465)		$(0.052)		$(0.103)
Tax return of capital	—		(0.000	)(3)	—	—		—		—

Total distributions	$—		$(0.130)		$(0.106)	$(0.465)		$(0.052)		$(0.103)

Net asset value — End of period	$10.460		$9.240		$8.140	$8.770		$8.000		$6.820

Total Return(4)	13.20	%(5)	15.12%		(5.97)%	15.44%		18.25%		(34.96)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,724		$49,002		$60,003	$74,409		$44,761		$14,585
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.30	%(7)(8)	1.30	%(8)	1.28%	1.34	%(8)(9)	1.30	%(8)	1.30	%(8)
Net investment income	1.02	%(7)	1.25%		1.17%	0.70%		1.04%		1.16%
Portfolio Turnover	37	%(5)	39%		70%	55%		71%		86%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser subsidized certain operating expenses (equal to 0.02%, 0.01%, 0.10%, 0.31% and 0.32% of average daily net assets for the six months ended June 30, 2013 and years ended December 31, 2012, 2010, 2009 and 2008, respectively). Absent this subsidy, total return would be lower.

(9)	Includes interest expense of 0.04%.

11	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,450,627 and deferred capital losses of $1,155,083 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2016 ($52,670) and December 31, 2017 ($4,397,957). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

12

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2013, the investment adviser fee amounted to $163,166 or 0.625% (annualized) of the Fund’s average net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.30% of the Fund’s average daily net assets. This agreement may be changed or terminated after April 30, 2014. Pursuant to this agreement, EVM was allocated $4,909 of the Fund’s operating expenses for the six months ended June 30, 2013. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2013 amounted to $65,266. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and

13

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, shareholder servicing fees were equivalent to 0.20% per annum of the Fund’s average daily net assets and amounted to $51,546.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $19,641,255 and $18,621,283, respectively, for the six months ended June 30, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	539,153	260,265
Issued to shareholders electing to receive payments of distributions in Fund shares	—	73,446
Redemptions	(517,924)	(2,394,854)

Net increase (decrease)	21,229	(2,061,143)

At June 30, 2013, a separate account of an insurance company owned 98% of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,922,008

Gross unrealized appreciation	$9,410,160
Gross unrealized depreciation	(271,518)

Net unrealized appreciation	$9,138,642

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

14

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$3,500,222	$—		$—	$3,500,222
Consumer Staples	1,630,087	512,561		—	2,142,648
Energy	8,498,287	—		—	8,498,287
Financials	16,486,598	—		—	16,486,598
Health Care	5,656,414	1,697,185		—	7,353,599
Industrials	5,931,893	—		—	5,931,893
Information Technology	4,651,475	—		—	4,651,475
Materials	1,320,997	—		—	1,320,997
Telecommunication Services	1,431,998	—		—	1,431,998
Utilities	2,742,933	—		—	2,742,933

Total Common Stocks	$51,850,904	$2,209,746	*	$—	$54,060,650

Total Investments	$51,850,904	$2,209,746		$—	$54,060,650

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

16

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Large-Cap Value Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

17

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. The Board considered various factors that contributed to the Fund’s underperformance during the three-year period, including stock selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

18

Eaton Vance

VT Large-Cap Value Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance VT Large-Cap Value Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Large-Cap Value Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2990-8/13	VTLCVSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 13, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2013